PRET 2024-RPL2 Trust ABS-15G

Exhibit 99.1 - Schedule 11

Unique ID	Pretium Loan ID	LMS Loanid	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	State	Origination Date	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
275065829	XXX	XXX	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				NE	7/XX/2006	Cashout Refi	Investment Property	85	85	30.92
275065839	XXX	XXX	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider				MS	3/XX/2007	Purchase	Owner Occ	100	100	36.92
275065840	XXX	XXX	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				NE	7/XX/2006	Cashout Refi	Investment Property	85	85	39.97
275065841	XXX	XXX	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present				NE	7/XX/2006	Cashout Refi	Investment Property	85	85	42.26